SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 SGD ($) shares	Mar. 31, 2023 HKD ($) shares		Apr. 11, 2022 shares
Common stock, shares issued	10,425,290	10,425,290	10,425,290	6,646,122	[1]	6,562,500
Common stock, shares outstanding	10,425,290	10,425,290	10,425,290	6,646,122	[1]	6,562,500
Ordinary shares value	$ 81,317	$ 10,425		$ 51,839
Lucky Time Ventures Limited [Member] | Roma Advisory Pte Ltd [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Feb. 08, 2022
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Ordinary shares value | $		$ 100
Roma Risk Advisory Limited [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 02, 2018
Common stock, shares issued	1	1	1
Ordinary shares value | $	$ 1
Roma Advisory Pte Ltd [Member] | Roma Risk Advisory Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Jan. 03, 2022
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Ordinary shares value | $			$ 100

[1]	The share amounts are presented on a retroactive basis (see Note 1).